Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	CALAMOS ADVISORS TRUST/IL
Prospectus Date	rr_ProspectusDate	May 01, 2013
Document Creation Date	dei_DocumentCreationDate	Apr. 23, 2013